Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments

	Expected Future Payments
(undiscounted)	2014	2015	2016	2017	2018	Thereafter	Total

Transportation and Processing	$967	$985	$896	$896	$848	$4,379	$8,971
Drilling and Field Services	292	106	71	41	38	35	583
Operating Leases	47	43	38	31	28	38	225
Total	$1,306	$1,134	$1,005	$968	$914	$4,452	$9,779